Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2023
Convertible redeemable preferred shares
Schedule of Company's Preferred Shares activities

	Series Seed Convertible		Series A Convertible		Series A‑1 Convertible		Series B‑1 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2021	77,884,154	1,091,899	33,382,717	472,723	76,803,194	1,089,555	7,467,196	106,828
Re-designation of previously issued preferred shares to Series D-2 Preferred Shares	(13,812,613)	(208,136)	(8,310,604)	(125,999)	(6,171,252)	(93,644)	—	—
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	889,582	—	347,662	—	957,778	—	99,626
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—
FX exchange translation	—	16,047	—	5,829	—	18,922	—	2,090
Conversion of preferred shares to Class A ordinary shares	(64,071,541)	(1,789,392)	(25,072,113)	(700,215)	(70,631,942)	(1,972,611)	(7,467,196)	(208,544)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—

	Series B‑2 Convertible		Series C‑1 Convertible		Series C‑2 Convertible		Series D‑1 Convertible		Series D‑2 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares		Shares		Total
	Number of		Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2021	40,228,492	578,091	57,653,035	870,794	10,224,598	154,847	42,329,835	773,137	—	—	5,137,874
Re-designation of previously issued preferred shares to Series D-2 Preferred Shares	—	—	—	—	(4,466,684)	(69,801)	—	—	32,761,153	601,616	104,036
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	534,164	—	723,457	—	74,859	—	398,193	—	704,398	4,729,719
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—	43,624,956	793,798	793,798
FX exchange translation	—	11,247	—	15,884	—	902	—	10,859	—	33,501	115,281
Conversion of preferred shares to Class A ordinary shares	(40,228,492)	(1,123,502)	(57,653,035)	(1,610,135)	(5,757,914)	(160,807)	(42,329,835)	(1,182,189)	(76,386,109)	(2,133,313)	(10,880,708)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—